Selected critical accounting policies	6 Months Ended
Jun. 30, 2020
Selected critical accounting policies [abstract]
Disclosure of significant accounting policies [text block]
2. Selected critical accounting policies
The Group’s principal accounting policies are set out in Note 1 to the Consolidated Financial Statements in the 2019 Annual Report and conform with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board.
The preparation of ﬁnancial statements requires management to make certain estimates and assumptions, either at the balance sheet date or during the year, which affect the reported amounts of assets and liabilities, including any contingent amounts, the distribution liability recognized in connection with the distribution of Alcon Inc. to Novartis AG shareholders, as well as of revenues and expenses. Actual outcomes and results could differ from those estimates and assumptions.
As disclosed in the 2019 Annual Report, goodwill, and acquired In-Process Research & Development projects are reviewed for impairment at least annually and these, as well as all other investments in intangible assets, are reviewed for impairment whenever an event or decision occurs that raises concern about their balance sheet carrying value. The amount of goodwill and other intangible assets on the Group’s consolidated balance sheet has risen significantly in recent years, primarily from acquisitions. Impairment testing may lead to potentially significant impairment charges in the future that could have a materially adverse impact on the Group’s results of operations and financial condition.
Non-current assets held for sale or held for distribution to owners
Non-current assets are classified as assets held for sale or related to discontinued operations when their carrying amount is to be recovered principally through a sale transaction or distribution to owners and a sale or distribution to owners is considered highly probable. They are stated at the lower of carrying amount and fair value less costs to sell with any resulting impairment recognized. Assets related to discontinued operations and assets of disposal group held for sale are not depreciated or amortized. The prior year consolidated balance sheet is not restated.
If in a subsequent period, the criteria for classification as held for sale are no longer met, the recoverable amount of assets and liabilities are reclassified out of assets held for sale into the respective balance sheet lines, prior year consolidated balance sheet is not restated. The cumulative amount of depreciation and amortization not recorded since the date of their classification to assets held for sale, and any required adjustments to the recoverable amounts of assets are recognized in the consolidated income statement.
Distribution of Alcon Inc. to Novartis AG shareholders
During the first quarter of 2019, at the Annual General Meeting (AGM) of Novartis AG shareholders, held on February 28, 2019, the Novartis AG shareholders approved a special distribution by way of a dividend in kind to effect the spin-off of Alcon Inc.
The February 28, 2019, shareholder approval for the spin-off required the Alcon Division and selected portions of corporate activities attributable to Alcon’s business (the “Alcon business”) to be reported as discontinued operations.
The shareholder approval to spin off the Alcon business also required the recognition of a distribution liability at the fair value of the Alcon business. The Group elected to measure the distribution liability at the fair value of the Alcon business net assets taken as a whole. The distribution liability was recognized through a reduction in retained earnings. It was required to be adjusted at each balance sheet date for changes in its estimated fair value, up to the date of the distribution to shareholders through retained earnings. Any resulting impairment of the business assets to be distributed would have been recognized in the consolidated income statements in “Other expense” of discontinued operations, at the date of initial recognition of the distribution liability or at subsequent dates resulting from changes of the distribution liability valuation. At the April 8, 2019 distribution settlement date, the resulting gain, which was measured as the excess amount of the distribution liability over the then-carrying value of the net assets of the business distributed, was recognized on the line “Gain on distribution of Alcon Inc. to Novartis AG shareholders” in the income statement of discontinued operations.
The recognition of the distribution liability required the use of valuation techniques for purposes of impairment testing of the Alcon business’ assets to be distributed and for the measurement of the fair value of the distribution liability. These valuations required the use of management assumptions and estimates related to the Alcon business’ future cash flows, market multiples to estimate day one market value, and control premiums to apply in estimating the Alcon business fair value. These fair value measurements were classified as “Level 3” in the fair value hierarchy. The section “—Impairment of goodwill and intangible assets” in Note 1 to the Consolidated Financial Statements of the 2019 Annual Report provides additional information on key assumptions that are highly sensitive in the estimation of fair values using valuation techniques.
Transaction costs that were directly attributable to the distribution (spin-off) of Alcon to the Novartis shareholders, and that would otherwise have been avoided, were recorded as a deduction from equity.
For additional disclosures, refer to Notes 3 and 10.
New IFRS standard effective as of January 1, 2020
IFRS 3 Business Combination amendments
The IASB issued amendments to IFRS 3 Business Combinations that revised the definition of a business, which assist entities with the evaluation of when an asset or group of assets acquired or disposed of should be considered a business. This amended standard has been applied to transactions entered into on or after January 1, 2020. The amended standard allows an entity to apply an optional concentration test, on a transaction-by-transaction basis, to evaluate whether substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets. If this optional concentration test is met, the entity may choose to consider the transaction an acquisition of an asset or set of assets. The adoption of this amended standard on January 1, 2020 did not have a significant impact on our consolidated financial statements and is not expected to have a significant impact in future periods. However, this will depend on the facts and circumstances of future transactions and if the Group decides to apply the optional concentration test in the assessment of whether an acquired set of activities and assets is or is not a business.
There are no other IFRS standards or interpretations not yet effective that would be expected to have a material impact on the Group.